STOCKHOLDERS' EQUITY - Summary of Reclassifications Out of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period (net of tax)		$ 22	$ 107	$ 529
Sundry income (expense) - net		667	144	91
Unrealized (gains) losses on investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period (net of tax)		0	(1)	7
Cumulative translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period (net of tax)		0	(18)	(4)
Pension and other post-employment benefit plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period (net of tax)		22	141	460
Derivative Instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period (net of tax)		0	(15)	66
Reclassification out of Accumulated Other Comprehensive Loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications for the period (net of tax)		22	107	529
Reclassification out of Accumulated Other Comprehensive Loss | Unrealized (gains) losses on investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	[1]	0	(1)	9
Tax benefit	[2]	0	0	(2)
Total reclassifications for the period (net of tax)		0	(1)	7
Reclassification out of Accumulated Other Comprehensive Loss | Cumulative translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Sundry income (expense) - net	[3]	0	(18)	(4)
Reclassification out of Accumulated Other Comprehensive Loss | Pension and other post-employment benefit plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	[4]	19	174	599
Tax benefit	[2]	3	(33)	(139)
Total reclassifications for the period (net of tax)		22	141	460
Reclassification out of Accumulated Other Comprehensive Loss | Derivative Instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before tax	[5]	0	(18)	83
Tax benefit	[2]	0	3	(17)
Total reclassifications for the period (net of tax)		$ 0	$ (15)	$ 66

[1]	"Net sales" and "Sundry income (expense) - net."
[2]	"Provision for income taxes on continuing operations."
[3]	"Sundry income (expense) - net."
[4]	These AOCL components are included in the computation of net periodic benefit cost of the Company's defined benefit pension and other post-employment benefit plans. See Note 19 for additional information.
[5]	"Cost of sales," "Sundry income (expense) - net" and "Interest expense."